Annual Fund Operating Expenses - Pacer US Export Leaders ETF - Pacer US Export Leaders ETF Class	Dec. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	Restated to reflect current fees and expenses. Prior to August 1, 2026, the Fund’s management fee was 0.60%.